Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 30.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-15-02  October 16, 2015
1.935092.108

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund

Class L (FQACX) and Class N (FQAEX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMG-L-MMG-NB-15-01  October 16, 2015
1.9867502.100

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund (FMELX)

A Class of Shares of Strategic Advisers Growth Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section beginning on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMGB-15-01  October 16, 2015
1.935091.103

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-15-01  October 16, 2015
1.936473.107

Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-L-MMV-N-15-01  October 16, 2015
1.9859474.102

Supplement to the

Strategic Advisers® Value Multi-Manager Fund

Class L (FQALX) and Class N (FQAMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMV-L-MMV-NB-15-01  October 16, 2015
1.9862949.101

Supplement to the

Strategic Advisers® Value Multi-Manager Fund (FKMOX)

A Class of Shares of Strategic Advisers Value Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMVB-15-01  October 16, 2015
1.936474.102

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummel found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager), have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 21.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

SGF-15-02  October 16, 2015
1.935090.107

Supplement to the

Strategic Advisers® Growth Fund (FSGFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

SGFB-15-01  October 16, 2015
1.914779.105

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 22.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-F-15-02  October 16, 2015
1.960894.104

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-F-15-01  October 16, 2015
1.9584485.103

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund

Class F (FFSPX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on beginning on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMG-FB-15-01  October 16, 2015
1.9867503.100

Supplement to the

Strategic Advisers® Value Multi-Manager Fund

Class F (FGWBX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMV-FB-15-01  October 16, 2015
1.9862948.101

Supplement to the
Strategic Advisers® Growth
Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 8.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information supplements the biographical information for Matthew Krummell found in the "Fund Management" section beginning on page 24.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-L-MMG-N-15-02  October 16, 2015
1.9862924.102